Change in accounting policy (Detail) - Adjustments to Financial Results - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Depreciation and depletion	$ (22,694)	$ (12,939)
Exploration expenses	(8,156)	(13,143)
Income taxes	(9,082)	(2,965)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders	(4,502)	(11,574)
Non-controlling interest	$ 5,015	$ 2,443
Earnings (loss) per share attributable to Nevsun shareholders
Basic	$ (0.01)	$ (0.04)
Diluted	$ (0.01)	$ (0.04)
Previously Reported [Member]
Statement Line Items [Line Items]
Depreciation and depletion		$ (13,105)
Exploration expenses
Income taxes		(3,931)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders		(194)
Non-controlling interest		$ 3,074
Weighted average shares outstanding (thousands)
Basic		301,791
Diluted		301,791
Earnings (loss) per share attributable to Nevsun shareholders
Basic		$ 0
Diluted		$ 0
Adjustment [Member]
Statement Line Items [Line Items]
Depreciation and depletion		$ 166
Exploration expenses		(13,143)
Income taxes		966
Decrease in net income		(12,011)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders		(11,380)
Non-controlling interest		$ (631)
Weighted average shares outstanding (thousands)
Diluted
Earnings (loss) per share attributable to Nevsun shareholders
Basic		$ (0.04)
Diluted		$ (0.04)
Restated [Member]
Statement Line Items [Line Items]
Depreciation and depletion		$ (12,939)
Exploration expenses		(13,143)
Income taxes		(2,965)
Net income (loss) and comprehensive income (loss) attributable to:
Nevsun shareholders		(11,574)
Non-controlling interest		$ 2,443
Weighted average shares outstanding (thousands)
Basic		301,791
Diluted		301,791
Earnings (loss) per share attributable to Nevsun shareholders
Basic		$ (0.04)
Diluted		$ (0.04)